Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Transactions with related parties - Gas vessels under construction (Table)

Vessel Type	Hull No.	Cubic Meters (“CBM”)	Shipyard	Estimated Delivery	Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels
MGC	8424	45,000	Hyundai Mipo Dockyard Co. Ltd, South Korea ("Hyundai Mipo")	Jun-26	—
MGC	8425	45,000	Hyundai Mipo	Sep-26	—
MGC	8426	45,000	Hyundai Mipo	Feb-27	—
MGC	8427	45,000	Hyundai Mipo	May-27	—
MGC	S1111	40,000	Nantong CIMC Sinopacific Offshore & Engineering Co. Ltd, China ("CIMC SOE")	Mar-27	9,798
MGC	S1112	40,000	CIMC SOE	Jul-27	9,798
LCO2 – HMGC	8398	22,000	Hyundai Mipo	Jan-26	19,885
LCO2 – HMGC	8399	22,000	Hyundai Mipo	Apr-26	19,885
LCO2 – HMGC	8404	22,000	Hyundai Mipo	Sep-26	7,644
LCO2 – HMGC	8405	22,000	Hyundai Mipo	Nov-26	7,644
Total					$ 74,654

Transactions with related parties- LNG/Cs Vessels acquired (Table)

Hull Number/Vessel name	Capacity in Cubic Meters (“CBM”)	Delivery/ Expected delivery date to the Company
Hull 3315 – LNG/C Amore Mio I	174,000	Delivered on December 21, 2023
Initial Vessels
Hull 3316 – LNG/C Axios II	174,000	Delivered on January 2, 2024
Hull 3341 – LNG/C Assos	174,000	Delivered on May 31, 2024
Hull 3342 – LNG/C Apostolos	174,000	Delivered on June 28, 2024
Hull 8140 – LNG/C Aktoras	174,000	Delivered on June 5, 2024
Hull 8198 – LNG/C Archimidis	174,000	January 2026
Hull 8199 – LNG/C Agamemnon	174,000	March 2026
Remaining Vessels
Hull 8202 – LNG/C Alcaios I	174,000	September 2026
Hull 8203 – LNG/C Antaios I	174,000	November 2026
Hull 8206 – LNG/C Athlos	174,000	February 2027
Hull 8207 – LNG/C Archon	174,000	March 2027

Transactions with related parties - Description of Amounts Paid or Deemed by the Company and CMTC (Table)

Description	Method of Settlement	Value
From the Company to CMTC
10% deposit on the Initial Vessels	Netted against the amount due from CMTC pursuant to the Standby Purchase Agreement	$174,400
Payment for the Remaining Vessels		138,100
Part of purchase price of LNG/C Amore Mio I		141,683
Total		$454,183
From CMTC to the Company
Total amount due pursuant to the Standby Purchase Agreement	Netted against the total amount due from the Company	$454,183
	Cash settlement	39,462
Total		$493,645

Transactions with Related Parties - Consolidated Balance Sheets (Table)

	As of December 31,
Consolidated Balance Sheets	2024	2023
Assets:
CMTC – amounts relating to vessels acquisitions (a)	$—	$402
Capital-Gas Management - advances from the Company(b)	1,131	—
Due from related party	$1,131	$402
Liabilities:
CSM – payments on behalf of the Company (c)	$34	$114
Capital-Executive – payments on behalf of the Company (c)	3,508	—
Capital-Gas Management– payments on behalf of the Company (c)	—	4,042
Due to related parties	$3,542	$4,156

Transactions with Related Parties - Consolidated Statements of Comprehensive Income

	For the years ended December 31,
Consolidated Statements of Comprehensive Income	2024	2023	2022
Vessel operating expenses	$9,550	$6,780	$5,301
General and administrative expenses (d)	2,980	2,564	2,244
Interest expense and finance cost (e)	3,174	—	—

(a)	Amounts relating to vessels acquisitions: This line item mainly includes collected hire income payable from CMTC in connection with the acquisition of the vessels under the Umbrella Agreement.
(b)

Managers - Advances from the Company: This line item represents the amounts advanced by the Company for operating and voyage expenses that will be paid by the Managers on behalf of the Company and its subsidiaries.

(c)

Managers - Payments on Behalf of the Company: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Company and its subsidiaries.

(d)	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.
(e)	Interest expense and finance cost: This line item reflects interest expense of the Umbrella Seller’s Credit (Note 8).